CAPITAL AND TREASURY STOCK (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) shares	Sep. 30, 2016 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
CAPITAL AND TREASURY STOCK
Treasury stock, shares | shares			2,929,123	2,929,123	2,929,139
Treasury stock at cost			$ 307	¥ 2,111	¥ 2,111
ADS
CAPITAL AND TREASURY STOCK
Issuance cost | ¥		¥ 226
ADS | IPO
CAPITAL AND TREASURY STOCK
Aggregate number of ADS shares | shares	32,775,000	32,775,000
Including additional number of shares | shares	4,275,000	4,275,000
ADS | Over allotment option
CAPITAL AND TREASURY STOCK
Aggregate amount of offering price | $	$ 1,500
Baidu | ADS
CAPITAL AND TREASURY STOCK
Aggregate investment amount | $			100
Booking Group | ADS
CAPITAL AND TREASURY STOCK
Aggregate investment amount | $			$ 25